Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets
Other intangible assets mainly refer to the fair value of existing customer contractual relationships attributable to the acquired business and patents which are being amortized over their respective lives. The fair value of intangible assets typically is determined, as of the date of acquisition, based on estimates and judgments regarding expectations for the estimated future after-tax earnings and cash flows (including cash flows for working capital) arising from backlog and follow-on sales to the customer over their estimated lives, including the probability of expected future contract renewals and sales, less a contributory assets charge, all of which is discounted to present value.
The following disclosure presents certain information regarding the Company's intangible assets as of June 30, 2022 and December 31, 2021. All intangible assets are being amortized over their estimated useful lives, as indicated below, with no estimated residual values.

	June 30, 2022			December 31, 2021
(Dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$957	$(913)	$44	$957	$(908)	$49
Patents and licenses	9	(6)	3	9	(6)	3
Total intangible assets	$966	$(919)	$47	$966	$(914)	$52
Amortization expense related to intangible assets was $2 million and $4 million for the three- and six-month periods ended June 30, 2022 and was $2 million and $4 million for the three- and six-month periods ended June 30, 2021. Customer relationships are amortized on a straight-line basis over their estimated useful lives of 10 to 15 years. Patents and licenses are amortized on a straight-line basis over their estimated useful lives of 5 to 10 years.	Intangible Assets
Other intangible assets mainly refer to the fair value of existing customer contractual relationships attributable to the acquired business and patents which are being amortized over their respective lives. The fair value of intangible assets typically is determined, as of the date of acquisition, based on estimates and judgments regarding expectations for the estimated future after-tax earnings and cash flows (including cash flows for working capital) arising from backlog and follow-on sales to the customer over their estimated lives, including the probability of expected future contract renewals and sales, less a contributory assets charge, all of which is discounted to present value.
The following disclosure presents certain information regarding the Company's intangible assets as of December 31, 2021 and 2020. All intangible assets are being amortized over their estimated useful lives, as indicated below, with no estimated residual values.

	December 31, 2021			December 31, 2020
(Dollars in millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$957	$(908)	$49	$957	$(899)	$58
Patents and licenses	9	(6)	3	7	(5)	2
Total intangible assets	$966	$(914)	$52	$964	$(904)	$60
Amortization expense related to intangible assets was $9 million, $9 million, and $9 million respectively, for the years ended December 31, 2021, 2020 and 2019.
Customer relationships are amortized on a straight-line basis over their estimated useful lives of 10 to 15 years. Patents and licenses are amortized on a straight-line basis over their estimated useful lives of 5 to 10 years. The estimated annual amortization expense related to intangible assets for the subsequent five years is as follows:

(in millions) Year Ending December 31,	Estimated Annual Amortization
2022	$9
2023	9
2024	9
2025	9
2026	9